As filed with the Securities and Exchange Commission on June 28, 2018

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 1,925	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1,925	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 27, 2018, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,925 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 27, 2018, the effectiveness of the registration statement for the iShares Australian Dollar ETF, iShares British Pound ETF, iShares Canadian Dollar ETF, iShares Chinese Offshore Renminbi ETF, iShares Euro ETF, iShares Japanese Yen ETF, iShares Mexican Peso ETF, iShares New Zealand Dollar ETF, iShares Norwegian Krone ETF, iShares Singapore Dollar ETF, iShares Swedish Krona ETF, iShares Swiss Franc ETF, iShares Thai Offshore Baht ETF and iShares Turkish Lira ETF (the “Funds”), filed in Post-Effective Amendment No. 937 on July 30, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
962	September 27, 2013	October 25, 2013
976	October 24, 2013	November 22, 2013
987	November 21, 2013	December 20, 2013
1,006	December 19, 2013	January 17, 2014
1,026	January 16, 2014	February 14, 2014
1,047	February 13, 2014	March 14, 2014
1,062	March 13, 2014	April 11, 2014
1,081	April 10, 2014	May 9, 2014
1,109	May 8, 2014	June 6, 2014
1,134	June 5, 2014	July 3, 2014
1,160	July 2, 2014	August 1, 2014
1,184	July 31, 2014	August 29, 2014
1,206	August 28, 2014	September 26, 2014
1,219	September 25, 2014	October 24, 2014
1,233	October 23, 2014	November 21, 2014
1,247	November 20, 2014	December 19, 2014
1,278	December 18, 2014	January 16, 2015
1,307	January 15, 2015	February 13, 2015
1,331	February 12, 2015	March 13, 2015
1,365	March 12, 2015	April 10, 2015
1,388	April 9, 2015	May 8, 2015
1,419	May 7, 2015	June 5, 2015
1,430	June 4, 2015	July 2, 2015
1,466	July 1, 2015	July 31, 2015
1,485	July 30, 2015	August 28, 2015
1,499	August 27, 2015	September 25, 2015
1,507	September 24, 2015	October 23, 2015
1,516	October 22, 2015	November 20, 2015
1,535	November 19, 2015	December 18, 2015
1,541	December 17, 2015	January 16, 2016
1,554	January 15, 2016	February 14, 2016
1,577	February 11, 2016	March 12, 2016
1,589	March 11, 2016	April 8, 2016
1,604	April 7, 2016	May 6, 2016
1,619	May 5, 2016	June 3, 2016
1,645	June 2, 2016	July 1, 2016
1,655	June 30, 2016	July 29, 2016
1,660	July 28, 2016	August 26, 2016
1,670	August 25, 2016	September 23, 2016
1,680	September 22, 2016	October 21, 2016
1,684	October 20, 2016	November 18, 2016
1,692	November 17, 2016	December 16, 2016
1,700	December 15, 2016	January 13, 2017

1,708	January 12, 2017	February 10, 2017
1,716	February 9, 2017	March 10, 2017
1,725	March 9, 2017	April 7, 2017
1,734	April 6, 2017	May 5, 2017
1,745	May 4, 2017	June 2, 2017
1,760	June 1, 2017	June 30, 2017
1,775	June 29, 2017	July 28, 2017
1,785	July 27, 2017	August 25, 2017
1,806	August 24, 2017	September 22, 2017
1,821	September 21, 2017	October 20, 2017
1,837	October 19, 2017	November 17, 2017
1,846	November 16, 2017	December 15, 2017
1,853	December 14, 2017	January 12, 2018
1,865	January 11, 2018	February 9, 2018
1,871	February 8, 2018	March 9, 2018
1,878	March 8, 2018	April 6, 2018
1,895	April 5, 2018	May 4, 2018
1,907	May 3, 2018	June 1, 2018
1,914	May 31, 2018	June 29, 2018

This Post-Effective Amendment No. 1,925 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 937.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,925 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of June, 2018.

iSHARES TRUST

By:
Martin Small*
President

Date: June 28, 2018

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,925 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: June 28, 2018

John E. Martinez*
Trustee

Date: June 28, 2018

Cecilia H. Herbert*
Trustee

Date: June 28, 2018

Charles A. Hurty*
Trustee

Date: June 28, 2018

John E. Kerrigan*
Trustee

Date: June 28, 2018

Robert S. Kapito*
Trustee

Date: June 28, 2018

Madhav V. Rajan*
Trustee

Date: June 28, 2018

Jane D. Carlin*
Trustee

Date: June 28, 2018

Drew E. Lawton**
Trustee

Date: June 28, 2018

Richard L. Fagnani**
Trustee

Date: June 28, 2018

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: June 28, 2018

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: June 28, 2018

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.
**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 1,771, filed June 27, 2017.